INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2011	2012
Raw materials	$12,026	$13,955
Work-in-progress	19,417	14,666
Finished goods	13,908	19,153

Total	$45,351	$47,774

For the years ended December 31, 2010, 2011 and 2012, inventories were written down by $0.3 million, $2.2 million and $2.9 million, respectively, to reflect the lower of cost or market.